Consolidated Statements of Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Issuanc	7,500	7,500	7,500
Cash dividеnds - pеr sharе amount	$ 0.370	$ 0.330	$ 0.283